Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (3,060,433)	$ (12,127,068)
Adjustments to reconcile net loss to net cash used in operating activities:
Bad debts expense	0	4,404
Depreciation and amortization	459,345	299,553
Non-cash amortization of right-of-use asset and liability	68,477	21,594
Gain on disposal of property and equipment	0	(36,392)
Inventory write-downs	1,398,888	0
Impairment of intangible assets	0	310,173
Impairment of goodwill	0	4,887,297
Amortization of stock options	711,037	782,081
Amortization of stock warrants issued as a debt discount	1,173,986	925,839
Decrease (increase) in current assets:
Accounts receivable	(2,387,237)	(183,044)
Prepaid expenses	(425,472)	(56,635)
Inventory	(3,647,185)	(520,982)
Prepaid inventory	(465,201)	0
Security deposits	(322,616)	(14,000)
Increase (decrease) in current liabilities:
Accounts payable	400,929	173,269
Accrued interest	634,118	0
Accrued expenses	490,494	307,278
Net cash used in operating activities	(4,845,640)	(5,146,635)
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds received from disposal of property and equipment	0	63,957
Purchase of property and equipment	(2,266,635)	(193,184)
Cash paid for construction in progress	0	(2,487,673)
Cash paid for intangible assets	0	(5,929)
Net cash used in investing activities	(2,266,635)	(2,622,829)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds received from the sale of common stock	6,445,848	0
Proceeds received from notes payable, related parties	2,400,000	4,120,000
Proceeds received from notes payable	400,000	580,000
Net cash provided by financing activities	9,245,848	4,700,000
NET CHANGE IN CASH AND CASH EQUIVALENTS	2,133,573	(3,069,464)
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	276,464	3,345,928
CASH AND CASH EQUIVALENTS AT END OF PERIOD	2,410,037	276,464
SUPPLEMENTAL INFORMATION:
Interest paid	30,017	134,444
Income taxes paid	0	0
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Reclassification of construction in progress to property and equipment	965,208	0
Value of debt discounts attributable to warrants	247,880	3,255,468
Officers and Directors [Member]
Adjustments to reconcile net loss to net cash used in operating activities:
Common stock issued for services	125,230	49,998
Advisors and Consultants [Member]
Adjustments to reconcile net loss to net cash used in operating activities:
Common stock issued for services	$ 0	$ 30,000